Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted cash and cash equivalents	$ 1,172	$ 1,174	$ 1,177	$ 1,177	$ 1,165
Capitalized Drilling Costs		$ 12,200		$ 12,400	$ 17,600
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		2 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		14 years